8. Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
NOL Carryover	$ 2,299,720	$ 2,021,190
R & D credit	47,640	45,990
Accrued Payroll	0	36,000
Deferred tax liabilities:
Depreciation	(7,670)	(7,240)
Valuation Allowance	(2,339,690)	(2,095,940)
Net deferred tax asset	$ 0	$ 0